UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2018 (Unaudited)

DWS California Tax-Free Income Fund

(formerly Deutsche California Tax-Free Income Fund)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.4%
California 99.0%
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,428,950
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,197,011
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	569,610
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	996,030
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,055,240
Azusa, CA, Unified School District, 4.0%, 8/1/2030, INS: AGMC	3,955,000	4,313,956
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	8,380,000	9,015,455
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,920,080
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,667,150
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,081,840
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,417,990
Series A, 5.0%, 8/1/2038	11,185,000	12,558,854
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series A, 5.0%, 7/1/2039	2,025,000	2,346,530
California, Educational Facilities Authority Revenue, Pitzer College, Prerefunded, 6.0%, 4/1/2040	10,000,000	10,788,000
California, EL Dorado Irrigation District Revenue:
Series C, 5.0%, 3/1/2032	2,750,000	3,222,615
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,398,730
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048 (a)	1,000,000	1,082,410
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,256,500
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,643,300
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,550,778
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	4,000,000	4,193,840
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series B, 5.5%, 10/1/2039	2,500,000	2,620,500
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,678,570
California, Imperial Irrigation District, Electric System Revenue, 4.0%, 11/1/2036	7,390,000	7,866,877
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	9,726,889
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,614,990
California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,307,977
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	805,853
5.0%, 10/15/2047	2,650,000	2,864,067
California, Public Finance Authority Revenue, Sharp Healthcare, Series A, 5.0%, 8/1/2047	2,500,000	2,855,600
California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	5,071,100
California, San Mateo Foster City School District, Election 2015, Series A, 4.0%, 8/1/2040	7,680,000	8,090,112
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,248,300
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AV, 4.0%, 12/1/2035	5,355,000	5,721,228
Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	48,915
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,662,927
California, State General Obligation:
Series B, 0.44% *, 6/1/2018, LOC: MUFG Union Bank	1,000,000	1,000,000
5.0%, 2/1/2033	12,000,000	13,196,640
5.0%, 8/1/2034	5,000,000	5,789,650
5.0%, 4/1/2037	5,000,000	5,591,200
5.0%, 2/1/2043	5,000,000	5,557,900
5.0%, 3/1/2045	6,000,000	6,813,480
5.25%, 9/1/2030	10,000,000	11,028,100
5.25%, 9/1/2032	4,000,000	4,408,600
5.25%, 10/1/2032	15,000,000	16,570,500
5.25%, 4/1/2035	8,000,000	8,871,520
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,013,240
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,862,487
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,099,790
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2030	1,400,000	1,674,638
Series A, 5.0%, 11/15/2031	1,250,000	1,490,600
Series A, 5.0%, 11/15/2032	1,700,000	2,020,977
Series A, 5.0%, 11/15/2033	2,000,000	2,366,640
Series A, 5.0%, 11/15/2034	2,000,000	2,357,540
Series B, 5.0%, 11/15/2034	2,560,000	2,981,018
Series A, 5.0%, 11/15/2035	1,000,000	1,175,140
Series B, 5.0%, 11/15/2035	1,000,000	1,161,200
Series A, 5.0%, 11/15/2036	1,000,000	1,171,530
Series A, 5.0%, 8/15/2043	3,750,000	4,247,662
California, State Infrastructure & Economic Development Bank Revenue, Clean Water State Revolving Fund, 5.0%, 10/1/2029	7,000,000	8,604,960
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,172,799
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,275,900
California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,235,326
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,584,215
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,029,920
144A, 5.0%, 6/1/2054	1,000,000	1,022,530
California, State School Finance Authority, Charter School Revenue, Rocketship Public School, Series G, 144A, 5.0%, 6/1/2053	715,000	738,524
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,035,370
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,027,870
California, State University Revenue:
Series A, 5.0%, 11/1/2033	8,000,000	9,560,000
Series A, 5.0%, 11/1/2037	8,000,000	8,679,360
Series A, 5.0%, 11/1/2039	2,000,000	2,286,680
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,363,230
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,428,280
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,844,900
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,402,338
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,302,838
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	1,000,000	1,146,340
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,363,850
California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	11,311,029
California, Statewide Communities Development Authority, Multi-Family Housing, Second Street Senior Apartments, Series TT, AMT, 0.97% *, 6/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	755,000	755,000
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,668,400
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	4,909,175
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,537,300
Carlsbad, CA, Unified School District:
Series A, 4.0%, 5/1/2031	1,500,000	1,645,980
Series A, 4.0%, 5/1/2030	5,720,000	6,295,661
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,890,540
Cerritos, CA, Community College District:
Series B, 5.0%, 8/1/2029	500,000	604,470
Series B, 5.0%, 8/1/2030	1,005,000	1,210,402
Series A, 5.0%, 8/1/2039	4,355,000	4,922,282
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,180,000	1,317,128
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,141,230
Series B, 5.0%, 8/1/2035	2,305,000	2,623,482
Series B, 5.0%, 8/1/2036	1,140,000	1,294,037
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,274,435
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,635,200
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,702,710
Foothill, CA, ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,739,900
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,848,875
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,162,950
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	781,676
Series C, 5.0%, 9/1/2047	1,000,000	1,115,010
Series D, 5.0%, 9/1/2049	750,000	833,130
Series B, 5.0%, 9/1/2051	1,000,000	1,109,180
Long Beach, CA, Harbor Revenue:
Series D, 5.0%, 5/15/2039	1,435,000	1,643,749
Series A, AMT, 5.0%, 5/15/2040	4,000,000	4,589,800
Long Beach, CA, Unified School District:
5.0%, 8/1/2032	5,245,000	5,777,105
Series E, 5.0%, 8/1/2040	4,460,000	5,231,402
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 6/1/2030	2,000,000	2,393,760
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,121,474
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,720,978
Series B, AMT, 5.0%, 5/15/2031	4,265,000	5,062,427
Series A, AMT, 5.0%, 5/15/2040	3,900,000	4,362,462
Series A, AMT, 5.0%, 5/15/2047	5,000,000	5,682,850
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,806,002
Series B, AMT, 5.0%, 5/15/2035	750,000	853,650
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,363,116
Series A, 5.0%, 5/15/2040	15,000,000	15,920,250
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series A, 5.0%, 7/1/2028	2,165,000	2,677,347
Series A, 5.0%, 7/1/2029	2,000,000	2,457,800
Series A, 5.0%, 7/1/2030	2,000,000	2,438,620
Series A, 5.0%, 7/1/2031	2,315,000	2,811,660
Series B, 5.0%, 7/1/2033	5,740,000	6,821,760
Series B, 5.0%, 7/1/2043	1,250,000	1,402,663
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2034	1,390,000	1,646,080
Series A, 5.0%, 7/1/2036	2,500,000	2,760,075
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,723,660
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,098,800
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	10,000,000	11,885,000
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,801,412
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,121,050
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,610,120
Modesto, CA, Irrigation District Electric Revenue, 5.0%, 10/1/2033	1,255,000	1,466,831
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,402,480
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,215,786
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,214,488
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,385,409
Port of Oakland, CA:
Series D, AMT, 5.0%, 11/1/2028	2,250,000	2,663,010
Series D, AMT, 5.0%, 11/1/2029	1,850,000	2,177,839
Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,614,135
Riverside County, CA, Transportation Commission Revenue:
Series A, 5.0%, 6/1/2033	2,750,000	3,298,103
Series A, 5.0%, 6/1/2034	3,000,000	3,584,610
Series A, 5.0%, 6/1/2037	4,880,000	5,796,464
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,549,800
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2028	6,415,000	7,646,359
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,248,906
Series B, 5.0%, 7/1/2041	3,920,000	4,478,443
Series B, 5.75%, 7/1/2039	2,500,000	2,508,500
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,444,259
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,625,100
5.0%, 9/1/2040	2,665,000	2,975,952
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 1.914% **, 6/1/2039, INS: NATL	10,000,000	9,248,000
Sacramento, CA, Municipal Utility District:
Series E, 5.0%, 8/15/2028	1,000,000	1,251,370
Series U, 5.0%, 8/15/2026, INS: AGMC	1,605,000	1,616,428
Series U, Prerefunded, 5.0%, 8/15/2026, INS: AGMC	1,010,000	1,017,353
Series U, 5.0%, 8/15/2028, INS: AGMC	1,255,000	1,263,835
Series U, Prerefunded, 5.0%, 8/15/2028, INS: AGMC	790,000	795,751
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	2,700,000	2,828,844
San Bruno Park, CA, School District, General Obligation, Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,078,770
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,366,100
San Diego County, CA, Regional Airport Authority Revenue:
Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,645,395
Series B, AMT, 5.0%, 7/1/2042	1,000,000	1,139,930
Series B, AMT, 5.0%, 7/1/2047	2,000,000	2,271,440
San Diego County, CA, Water Authority, 5.0%, 5/1/2034	7,920,000	8,853,768
San Diego County, CA, Water Authority Revenue, Green Bonds, Series A, 5.0%, 5/1/2032	5,000,000	5,907,550
San Diego, CA, Community College District, 4.0%, 8/1/2032	11,000,000	11,956,450
San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,145,260
San Diego, CA, Housing Authority, Multi-Family Housing Revenue, Series B, AMT, 0.97% *, 6/7/2018, LOC: Citibank NA	930,000	930,000
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,525,970
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,946,792
Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,290,420
Series D, AMT, 5.0%, 5/1/2043	1,500,000	1,734,570
Series A, AMT, 5.0%, 5/1/2047	5,000,000	5,705,150
Series D, AMT, 5.0%, 5/1/2048	2,500,000	2,881,750
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,835,380
San Francisco City & County, CA, Redevelopment Agency Successor Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,993,090
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,355,801
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,969,335
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,683,625
Series A, Prerefunded, 5.0%, 7/1/2036	405,000	455,528
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue, Series A, 5.0%, 7/1/2036	1,095,000	1,211,607
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.0%, 11/1/2030	10,000,000	12,177,800
Series A, 5.0%, 11/1/2035	4,965,000	5,876,127
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,130,960
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency, Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	3,143,659
San Jose, CA, Redevelopment Agency Successor Tax Allocation, Series B, 5.0%, 8/1/2027	2,000,000	2,452,840
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,402,930
Series A, AMT, 5.0%, 3/1/2047	2,500,000	2,823,575
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,330,622
Series A, 5.0%, 8/1/2037	3,760,000	4,163,448
Series A, 5.0%, 8/1/2041	6,500,000	7,202,910
San Jose, CA, Redevelopment Agency Successor Tax Allocation:
Series B, 5.0%, 8/1/2028	1,000,000	1,219,950
Series B, 5.0%, 8/1/2029	1,000,000	1,212,590
San Juan, CA, M-S-R Public Power Agency Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	365,000	383,294
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,103,681
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,488,497
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	996,906
5.0%, 8/15/2035, INS: AGMC	700,000	818,510
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,282,369
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,630,874
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,152,810
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,170,250
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2018, INS: NATL	1,060,000	1,070,049
5.6%, 9/1/2019, INS: NATL	1,115,000	1,168,029
5.6%, 9/1/2020, INS: NATL	1,180,000	1,277,503
5.65%, 9/1/2024, INS: NATL	1,445,000	1,733,278
5.65%, 9/1/2025, INS: NATL	1,520,000	1,858,960
5.65%, 9/1/2026, INS: NATL	1,605,000	1,991,532
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	7,890,610
Santa Monica, CA, Public Financing Authority, Lease Revenue, Green Bonds, 5.0%, 7/1/2042	9,840,000	11,452,579
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,373,413
South Orange County, CA, Public Financing Authority, Special Tax Revenue, Ladera Ranch:
Series A, 5.0%, 8/15/2030, INS: AGMC	680,000	820,597
Series A, 5.0%, 8/15/2031, INS: AGMC	375,000	450,679
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,037,890
Series A, ETM, 5.75%, 7/1/2021	270,000	303,053
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,222,738
Series A, 5.0%, 7/1/2037	2,000,000	2,262,080
Series A, 5.0%, 7/1/2038	5,750,000	6,486,287
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,286,908
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,094,880
University of California, State Revenues:
Series O, 4.0%, 5/15/2029 (a)	835,000	941,529
Series O, 4.0%, 5/15/2030 (a)	1,000,000	1,119,180
Series O, 4.0%, 5/15/2031 (a)	665,000	738,722
Series AV, 5.0%, 5/15/2032	4,325,000	5,183,166
Series AV, 5.0%, 5/15/2033	2,000,000	2,386,220
Series AV, 5.0%, 5/15/2034	1,000,000	1,188,720
Series AM, 5.25%, 5/15/2038	5,000,000	5,755,400
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,328,989
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,614,810
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,370,629
		920,333,078
Guam 0.4%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,045,000	1,119,728
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,138,064
Series A, 5.0%, 10/1/2038	960,000	1,038,950
Series A, 5.0%, 10/1/2040	665,000	718,612
		4,015,354
Total Municipal Bonds and Notes (Cost $882,112,142)		924,348,432
Underlying Municipal Bonds of Inverse Floaters (b) 1.1%
California
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,175,250
Trust: California, Department of Water & Power Revenue, Series 2016-XM0281, 144A, 14.9%, 7/1/2039, Leverage Factor at purchase date: 4 to 1 (Cost $8,986,154)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $891,098,296)	100.5	934,523,682
Floating Rate Notes (b)	(0.8)	(7,500,000)
Other Assets and Liabilities, Net	0.3	2,880,558
Net Assets	100.0	929,904,240

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
**	Variable or floating rate security. These securities are shown at their current rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$934,523,682	$—	$934,523,682
Total	$—	$934,523,682	$—	$934,523,682

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018